Restructurings (Tables)	12 Months Ended
Sep. 27, 2013
Restructuring And Related Activities [Abstract]
Summary of Costs Related to Restructuring Actions

The following is a summary of the costs incurred and remaining balances included in accrued expenses related to restructuring actions taken (in thousands):

Balance of accrued costs—October 2, 2010	$765
Current period charges	1,499
Payments	(1,742)

Balance of accrued costs—September 30, 2011	522
Current period charges	1,862
Payments	(2,056)

Balance of accrued costs—September 28, 2012	328
Current period charges	1,060
Payments	(1,243)

Balance of accrued costs—September 27, 2013	$145